                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2002
                                               --------------------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    RT Capital Management, LLC
Address: 153 East 53rd Street, 48th Floor
         New York, New York 10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rothschild
Title:   Managing Director
Phone:   (212) 508-7050

Signature, Place, and Date of Signing:

/s/David Rothschild           New York, New York           May 15, 2002
--------------------          ------------------           --------------
   [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                ------------------

Form 13F Information Table Entry Total:                13
                                                ------------------

Form 13F Information Table Value Total:              $62,153
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                                                   (thousands)


List of Other Included Managers:

None
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        FORM 13F INFORMATION TABLE - RT CAPITAL MANAGEMENT, LLC (3/31/02)

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4              COLUMN 5
----------------------------   -------------    ---------  --------    ---------------------------

                               TITLE OF                     VALUE      SHS. OR PRN   SH/      PUT/
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)   AMOUNT        PRN      CALL
--------------------------------------------------------------------------------------------------
Check Point Software Tech Lt.  ORD              M22465104    4,560       150,000     SH       N/A
Comverse Technology Inc.       Com Par $0.10    205862402    1,267       100,000     SH       N/A
Mercury Interactive Corp.      Common           589405109   11,200       297,500     SH       N/A
Multilink Technology Corp.     CL A             62544T109    3,024     1,350,000     SH       N/A
Openwave Sys Inc.              Common           683718100    7,282     1,145,000     SH       N/A
AMX Corp. New                  Common           00180C105      208        78,900     SH       N/A
Siebel Sys Inc.                Common           826170102    6,522       200,000     SH       N/A
Smartforce Pub Ltd. Co         Sponsored ADR    83170A206      420        40,000     SH       N/A
Tellium Inc.                   Common           87967E107    4,920     2,130,000     SH       N/A
Verisign Inc.                  Common           92343E102   11,637       431,000     SH       N/A
Veritas Software Co            Common           923436109    6,575       150,000     SH       N/A
Mercury Interactive Corp.      SB NT CV144A     589405AA7    2,063     2,500,000     PRN      N/A
Mercury Interactive Corp.      Note 4.75 7/0    589405AB5    2,475     3,000,000     PRN      N/A



          COLUMN 1               COLUMN 6         COLUMN 7                COLUMN 8
----------------------------    ----------  --------------------      -----------------
                                                                       VOTING AUTHORITY
                                INVESTMENT  OTHER
NAME OF ISSUER                  DISCRETION  MANAGERS   SOLE           SHARED       NONE
---------------------------------------------------------------------------------------
Check Point Software Tech Lt.   SOLE        N/A          150,000
Comverse Technology Inc.        SOLE        N/A          100,000
Mercury Interactive Corp.       SOLE        N/A          297,500
Multilink Technology Corp.      SOLE        N/A        1,350,000
Openwave Sys Inc.               SOLE        N/A        1,145,000
AMX Corp. New                   SOLE        N/A           78,900
Siebel Sys Inc.                 SOLE        N/A          200,000
Smartforce Pub Ltd. Co          SOLE        N/A           40,000
Tellium Inc.                    SOLE        N/A        2,130,000
Verisign Inc.                   SOLE        N/A          431,000
Veritas Software Co             SOLE        N/A          150,000
Mercury Interactive Corp.       SOLE        N/A        2,500,000
Mercury Interactive Corp.       SOLE        N/A        3,000,000